Equity - Summary of Foreign Currency Translation Differences Attributable to Shareholders (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ (2,283,155)	$ (1,666,109)	$ (453,995)
Empresa Distribuidora Sur S.A. (Distribution)
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(548,877)	(378,929)	(128,320)
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	111,815	115,658	149,973
Enel Distribucion Peru S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	50,466	38,887	63,180
Dock Sud
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(93,738)	(63,680)	(21,517)
Enel Brasil S A
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(1,430,604)	(1,133,980)	(529,654)
Enel Generación Costanera S.A. (formerly Endesa Costanera)
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(88,477)	(42,260)	(9,381)
Emgesa S.A. E.S.P.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(38,296)	(33,476)	17,908
Enel Generacion El Chocon S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(318,303)	(239,155)	(126,421)
Enel Peru S.A.C.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	190,030	191,047
Generandes Peru S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(94,082)	(110,613)	125,588
Enel Generacion Piura S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	7,583	4,926	12,984
Other
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ (30,672)	$ (14,534)	$ (8,335)